Statements of Financial Condition (Parenthetical) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Limited Partners, Units	1,322,204.340	1,604,009.847
General Partner, Units	15,710.066	17,219.120
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Limited Partners, Units	3,285,860.484	3,861,976.161
General Partner, Units	38,316.597	43,497.666
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Investments in U.S. Treasury bills, Amortized cost	$ 55,497,357	$ 0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Investments, cost	$ 20,143,933	$ 7,147,767
Limited Partners, Units	2,103,088.597	2,592,477.838
General Partner, Units	25,284.926	29,333.202
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Limited Partners, Units	4,713,198.629	5,670,382.719
General Partner, Units	55,189.877	64,142.656
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Investments in U.S. Treasury bills, Amortized cost	$ 21,748,974	$ 0